Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2010
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
18. Related Party Balances and Transactions
Amounts due from related parties are comprised of the following:

	As of December 31,
	2009	2010
	$	$
Customer and supplier	17,146	19,447
Other	1,025,157	—

Total amounts due from related parties	1,042,303	19,447

Amounts due to related parties are comprised of the following:

	As of December 31,
	2009	2010
	$	$
Management	1,050,000	787,500
Other	—	4,367,157

Total amounts due to related parties	1,050,000	5,154,657

(a) Customer and supplier
Transactions with customers who are related parties are as follows:

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Revenue — Shanghai Yueshun Real Estate Development Co., Ltd.	321	102,708	7,139

	As of December 31,
	2009	2010
	$	$
Accounts receivable — Shanghai Yueshun Real Estate Development Co., Ltd.	17,146	19,447

Shanghai Yueshun Real Estate Development Co., Ltd., is partially owned by Mr. Xin Zhou, the Group’s executive chairman.
(b) Management
The amount due to management represents consideration paid by management for unvested restricted shares.
(c) Affiliates
Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2009	2010
	$	$
E-House China Real Estate Investment Fund I, L.P. (1)	1,025,157	(4,000,000)
Shanghai Yueshun Real Estate Development Co., Ltd.(2)	—	(6,077)
Shanghai Jin Yue Real Estate Development Co., Ltd. (3)	—	(361,080)
Notes:

(1)
Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). The amount receivable represents payment made on behalf of E-House China Real Estate Investment Fund I, L.P. As of December 31, 2009, the balance was unsecured, interest free and had no fixed repayment term. The amount was repaid in March 2010. In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(2)	Xin Zhou is a director of the entity. The amount payable is the rental income received by the Group on behalf of the entity.

(3)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.
(d) Real Estate Investment Fund Management
In January 2008, the Group formed E-House China Real Estate Investment Fund I, L.P. (the “Fund”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner will receive annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Group’s executive chairman, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund.
The Group earned $1 million in management fees from the Fund during the years ended December 31, 2008, 2009 and 2010.
The Group earned $1.3 million in management fees from Shengyuan Center (Note 4) in 2010.
In April 2010, the Group formed E-House Shengquan Equity Investment Center(“Shengquan Center”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Management Co., Ltd., acts as Shengquan Center’s general partner. The general partner will receive annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Group’s executive chairman, had an investment commitment of RMB9 million ($1.4 million) to Shengquan Center, half of which was paid in May 2010. The Group earned $0.4 million in management fees from Shengquan Center in 2010. The Group has no investment in Shengquan Center.